Shareholder Fees {- Fidelity Freedom® Income Fund}	Jul. 15, 2022 USD ($)
03.31 Fidelity Freedom Funds Retail Combo PRO-17 | Fidelity Freedom® Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none